Basis of Presentation and Consolidation (Details) $ in Thousands				1 Months Ended	6 Months Ended
	Sep. 16, 2016	Jul. 12, 2016 USD ($) shares	Dec. 28, 2015	Dec. 31, 2015 operating_segment	Dec. 31, 2016 subsidiary
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Number of subsidiaries | subsidiary					9
Ownership percentage of issued and outstanding common stock					60.00%
Number of reportable segments | operating_segment				3
Common Stock
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Reverse stock split, conversion ratio	0.05		0.001
Rant, Inc.
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Liabilities assumed in acquisition		$ 1,990
Contingent consideration		$ 3,000
Fully diluted ownership percentage		22.00%
Rant, Inc. | Series E Convertible Preferred Stock
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Series E preferred stock issued (in shares) | shares		4,435